Related-party transactions	12 Months Ended
Dec. 31, 2018
Related-party transactions [Abstract]
Related-party transactions

13.	Related-party transactions

Key management, including the Board of Directors (seven individuals excluding the CEO) and the Executive Management (four individuals including the CEO), compensation was:

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Short-term employee benefits	2,681	2,463	2,251
Post-employment benefits	160	166	154
Share-based compensation	1,683	1,267	832
Total	4,524	3,896	3,237

Short-term employee benefits comprise of salaries, bonuses, social security and expense allowances. On December 6, 2018, our former CSO Dr. Andreas Muhs passed away. His salary, bonus, social security and expense allowance for his time as a member of our Executive Management team have been included in the reconciliation above within short-term employee benefits and post-employment benefits.

On July 31, 2018, as part of the Company’s previously announced second subscription rights offering, a major shareholder and members of the Board and Executive Management purchased an aggregate of 614,147 of the Company’s common shares on the same basis and otherwise on the same terms as the other participants in such rights offering.